Earnings per share	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Earnings Per Share
17. Earnings per share
The following table sets forth the computation of basic earnings per share for the years ended December 31, 2018, 2019 and 2020:

	For the years ended December 31,
	2018		2019		2020
	RMB	RMB	RMB	RMB	RMB	US$	RMB	US$
	Class A	Class B	Class A	Class B	Class A	Class A	Class B	Class B
Earnings per share –basic:
Numerator:
Allocation of net income attributable to Qudian Inc. for basic computation	1,994,976,030	496,340,183	2,520,194,155	744,093,770	718,824,602	110,164,690	239,994,059	36,780,699
Millions of Shares (denominator):
Weighted average number of ordinary share outstanding – basic	255.19	63.49	215.04	63.49	190.17	190.17	63.49	63.49
Denominator used for basic earnings per share	255.19	63.49	215.04	63.49	190.17	190.17	63.49	63.49
Earnings per share – basic	7.82	7.82	11.72	11.72	3.78	0.58	3.78	0.58

The following table sets forth the computation of diluted earnings per share for the years ended December 31, 2018, 2019 and 2020:

	For the years ended December 31,
	2018		2019		2020
	RMB	RMB	RMB	RMB	RMB	US$	RMB	US$
	Class A	Class B	Class A	Class B	Class A	Class A	Class B	Class B
Earnings per share – diluted:
Numerator:
Allocation of Interest charges applicable to the convertible senior notes	—	—	18,876,619	5,057,670	20,833,583	3,192,886	6,273,649	961,479
Allocation of net income attributable to Qudian Inc. for diluted computation	2,000,018,251	491,297,962	2,574,495,457	689,792,468	736,911,399	112,936,613	221,907,262	34,008,776
Reallocation of interest charges applicable to the convertible senior notes and net income attributable to Qudian Inc. as a result of conversion of Class B to Class A shares	491,297,962	—	694,850,138	—	228,180,911	34,970,255	—	—

Allocation of net income attributable to Qudian Inc	2,491,316,213	491,297,962	3,288,222,214	694,850,138	985,925,893	151,099,754	228,180,911	34,970,255
Millions of Shares (denominator):
Weighted average number of ordinary share outstanding– basic	255.19	63.49	215.04	63.49	190.17	190.17	63.49	63.49
Conversion of Class B to Class A ordinary shares	63.49	—	63.49	—	63.49	63.49	—	—
Adjustments for dilutive share options	3.28	—	3.45	—	—	—	—	—
Conversion of the Convertible Senior Notes to Class A ordinary share	—	—	18.48	—	20.67	20.67	—	—

Denominator used for diluted earnings per share	321.96	63.49	300.46	63.49	274.33	274.33	63.49	63.49
Earnings per share – diluted	7.74	7.74	10.94	10.94	3.59	0.55	3.59	0.55

The following table sets forth the computation of basic and diluted earnings per ADS for the years ended December 31, 2018, 2019 and 2020:

	For the years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$
	Class A	Class A	Class A	Class A
Earnings per share – ADS:
Denominator used for earnings per ADS – basic	113.82	184.70	181.84	181.84
Denominator used for earnings per ADS – diluted	114.99	199.24	196.67	196.67
Earnings per ADS – basic	7.82	11.72	3.78	0.58

Earnings per ADS – diluted	7.74	10.94	3.59	0.55